Document And Entity Information	Aug. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2026
Entity Registrant Name	Performance Food Group Company
Entity Central Index Key	0001618673
Entity Emerging Growth Company	false
Entity File Number	001-37578
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	43-1983182
Entity Address, Address Line One	12500 West Creek Parkway
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23238
City Area Code	(804)
Local Phone Number	484-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PFGC
Security Exchange Name	NYSE